                              1998 ANNUAL REPORT

                         T. ROWE PRICE VARIABLE ANNUITY
                                   ISSUED BY
                     FIRST SECURITY BENEFIT LIFE INSURANCE
                         AND ANNUITY COMPANY OF NEW YORK

                     T. Rowe Price Variable Annuity Account
                    of First Security Benefit Life Insurance
                         and Annuity Company of New York
                              Financial Statements

                          Year ended December 31, 1998

                                    CONTENTS

Report of Independent Auditors.................................................2
Audited Financial Statements
  Balance Sheet................................................................3
  Statements of Operations and Changes in Net Assets...........................4
Notes to Financial Statements..................................................5

The T. Rowe Price No-Load Variable Annuity is issued by First Security Benefit Life Insurance and Annuity Company of New York, White Plains, NY (policy number FSB201 11/96). FSBL and the T. Rowe Price companies are not affiliated.

                         REPORT OF INDEPENDENT AUDITORS


The Contract Owners of T. Rowe Price Variable Annuity
Account of First Security Benefit Life Insurance and
Annuity Company of New York and the Board of
Directors of First Security Benefit Life Insurance and
Annuity Company of New York

We have audited the accompanying balance sheet of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York (the Account) (comprised of the individual series as indicated therein) as of December 31, 1998, and the related statement of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1998, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the individual series of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 1998, and the results its operations and changes in its net assets for the year then ended in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP
February 5, 1999

BALANCE SHEET
T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York
December 31, 1998 (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)

ASSETS
Investments:
   T. Rowe Price Portfolios:
     New America  Growth  Portfolio - 172,709 shares at net asset
       value of $24.74 per share (cost, $3,371) ......................   $ 4,273
     International  Stock Portfolio - 131,338 shares at net asset
       value of $14.52 per share (cost, $1,725) ......................     1,907
     Equity Income  Portfolio - 362,391 shares at net asset value
       of $19.24 per share (cost, $6,278) ............................     6,972
     Personal Strategy Balanced Portfolio - 105,605 shares at net
       asset value of $16.16 per share (cost, $1,569) ................     1,707
     Limited-Term  Bond  Portfolio - 102,684  shares at net asset
       value of $5.02 per share (cost, $511) .........................       515
     Mid-Cap Growth Portfolio - 156,109 shares at net asset value
       of $14.27 per share (cost, $1,870) ............................     2,228
     Prime  Reserve  Portfolio  -  1,092,990  shares at net asset
       value of $1.00 per share (cost, $1,093) .......................     1,093
                                                                         -------
Total assets .........................................................   $18,695
                                                                         =======

NET ASSETS
Net assets are represented by (NOTE 3):
                                          NUMBER     UNIT
                                         OF UNITS    VALUE     AMOUNT
                                         ---------------------------------------
New America Growth Subaccount:
  Accumulation units .................   188,096     $22.72              $ 4,273

International Stock Subaccount:
  Accumulation units .................   126,224      15.08    $ 1,903
  Annuity reserves ...................       236      15.08          4     1,907
                                                                -------
Equity Income Subaccount:
  Accumulation units .................   341,036      20.42      6,964
  Annuity reserves ...................       413      20.42          8     6,972
                                                                -------
Personal Strategy Balanced Subaccount:
  Accumulation units .................    94,177      18.04      1,699
  Annuity reserves ...................       447      18.04          8     1,707
                                                                -------
Limited-Term Bond Subaccount:
  Accumulation units .................    40,576      12.37        502
  Annuity reserves ...................     1,089      12.37         13       515
                                                                -------
Mid-Cap Growth Subaccount:
  Accumulation units .................   155,295      14.34                2,228

Prime Reserve Subaccount:
  Accumulation units .................    99,654      10.97                1,093
                                                                         -------
Total net assets .....................................................   $18,695
                                                                         =======
See accompanying notes.

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
T. Rowe Price Variable Annuity Account
of First Security Benefit Life Insurance and Annuity Company of New York Year ended December 31, 1998 (IN THOUSANDS)

                                                                                 PERSONAL
                                   NEW AMERICA    INTERNATIONAL     EQUITY       STRATEGY      LIMITED-      MID-CAP        PRIME
                                     GROWTH          STOCK          INCOME       BALANCED      TERM BOND     GROWTH        RESERVE
                                   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                   -------------------------------------------------------------------------------------------------
Dividend distributions .........    $    -          $   22         $  134        $   48        $   27        $    -        $   52
Expenses (NOTE 2):
  Mortality and expense risk fee       (21)            (10)           (36)           (9)           (3)           (9)           (6)
                                   -------------------------------------------------------------------------------------------------
Net investment income (loss) ...       (21)             12             98            39            24            (9)           46
Capital gain distributions .....        85               7            213            61             2            32             -
Realized gain on investments ...       200              63            379            68             3            65             -
Unrealized appreciation
  (depreciation) on investments.       347             167           (167)           24             2           238             -
                                   -------------------------------------------------------------------------------------------------
Net realized and unrealized
  gain on investments ..........       632             237            425           153             7           335             -
                                   -------------------------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations ....       611             249            523           192            31           326            46
Net assets at beginning of year      3,296           1,620          6,053         1,218           500         1,077           790
Variable annuity deposits
  (NOTES 2 AND 3) ..............     1,057             471          1,652           581           206         1,058         2,018
Terminations and withdrawals
  (NOTES 2 AND 3) ..............      (691)           (432)        (1,255)         (284)         (220)         (233)       (1,761)
Annuity payments (NOTES 2 AND 3)         -              (1)            (1)            -            (2)            -             -
                                   -------------------------------------------------------------------------------------------------
Net assets at end of year ......    $4,273          $1,907         $6,972        $1,707          $515        $2,228        $1,093
                                   =================================================================================================

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Variable Annuity Account of
First Security Benefit Life Insurance and
Annuity Company of New York
December 31, 1998

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

T. Rowe Price Variable Annuity Account (the Account) is a separate account of First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account currently is divided into seven subaccounts. Each subaccount invests exclusively in shares of a single corresponding mutual fund or series thereof. Purchase payments received by the Account are invested in one of the portfolios of either T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., or T. Rowe Price International Series, Inc., mutual funds not otherwise available to the public. As directed by the owners, purchase payments are invested in shares of New America Growth Portfolio - emphasis on long-term capital growth through investments in common stocks of domestic companies, International Stock Portfolio - emphasis on long-term capital growth through investments in common stocks of established foreign companies, Equity Income Portfolio - emphasis on substantial dividend income and capital appreciation by investing primarily in dividend-paying common stocks, Personal Strategy Balanced Portfolio - emphasis on both capital appreciation and income, Limited-Term Bond Portfolio - emphasis on income with moderate price fluctuation by investing in short- and intermediate-term investment-grade debt securities, Mid-Cap Growth Portfolio - emphasis on long-term capital appreciation through investments in common stocks of medium-sized growth companies, and Prime Reserve Portfolio - emphasis on preservation of capital and liquidity while generating current income by investing primarily in high-quality money market securities.

    T. Rowe Price Associates, Inc. (T. Rowe Price) serves as the investment adviser to each portfolio except the International Stock Portfolio, which is managed by Rowe Price-Fleming International, Inc., an affiliate of T. Rowe Price. The investment advisers are responsible for managing the portfolios' assets in accordance with the terms of the investment advisory contracts.

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.

The cost of investments purchased and proceeds from investments sold were as follows:

                                                 COST OF      PROCEEDS
                                                PURCHASES    FROM SALES
                                                ---------    ----------
                                                     (IN THOUSANDS)
         New America Growth Portfolio ..........  $1,184     $   754
         International Stock Portfolio .........     540         483
         Equity Income Portfolio ...............   2,107       1,400
         Personal Strategy Balanced Portfolio ..     738         341
         Limited-Term Bond Portfolio ...........     279         269
         Mid-Cap Growth Portfolio ..............   1,112         264
         Prime Reserve Portfolio ...............   2,072       1,769

ANNUITY RESERVES

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective portfolio. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

The operations of the Account are a part of the operations of FSBL. Under current law, no federal income taxes are allocated by FSBL to the operations of the Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. VARIABLE ANNUITY CONTRACT CHARGES

Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate of 0.55% of the average daily net assets of each account.

    When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3. SUMMARY OF UNIT TRANSACTIONS
                                                              (IN THOUSANDS)
    New America Growth Subaccount:
       Variable annuity deposits .............................     51
       Terminations, withdrawals and annuity payments ........     34

    International Stock Subaccount:
       Variable annuity deposits .............................     33
       Terminations, withdrawals and annuity payments ........     31

    Equity Income Subaccount:
       Variable annuity deposits .............................     86
       Terminations, withdrawals and annuity payments ........     66

    Personal Strategy Balanced Subaccount:
       Variable annuity deposits .............................     36
       Terminations, withdrawals and annuity payments ........     19

    Limited-Term Bond Subaccount:
       Variable annuity deposits .............................     17
       Terminations, withdrawals and annuity payments ........     19

    Mid-Cap Growth Subaccount:
       Variable annuity deposits .............................     82
       Terminations, withdrawals and annuity payments ........     18

    Prime Reserve Subaccount:
       Variable annuity deposits .............................    188
       Terminations, withdrawals and annuity payments ........    164